Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2
SEMIANNUAL REPORT/DECEMBER 31, 1995
Photographic image of man seating at breakfast table with wife standing behind him.

CONTENTS

3    Dear shareholder
5    Answering your questions
10   Fund performance
12   Commonly used terms
14   Shareholder meeting report
15   Portfolio of investments
38   Statement of net assets
39   Statement of operations
40   Statement of changes in net assets
42   Notes to financial statements
52   Financial highlights

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen.
 "Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."

During 1995, we enjoyed a strong rebound in the bond markets--a welcome change from 1994, which was one of the most volatile periods in bond market history. In fact, 1995 turned out to be one of the best years for bonds in a decade. The juxtaposition of these two contrasting periods serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals can minimize the impact of short-term market volatility.
  Because they offer steady tax-free income and diversification across market sectors, municipal bond funds continue to be an attractive way to invest for the long term. Throughout the past year, we have kept our sights focused on successfully meeting your objectives: seeking to provide you with a solid source of current income and enhanced share price relative to the market as a whole.
  As of December 31, 1995, current annual yields on share prices for the funds covered in this report ranged from 6.03% to 6.35%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 9.42% on taxable alternatives. And when state taxes are taken into account, taxable equivalent yields become even more dramatic. Without question, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets. The effect of state taxes further enhances the after-tax yield advantage provided by municipal bonds.

  Reflecting the rebound in the bond market, each of these funds reported gains in net asset value over December 31, 1994, as well as substantial increases in share price. The 12-month total returns on net asset value, reflecting share price gains plus reinvested dividend income, ranged from 17.87% to 29.69%, which translates to 22.38% to 34.03% on a taxable-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.
  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers concerning changes that may affect quality.
  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, and our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and recommend products to meet your needs.
  As you review the following pages detailing the solid performance of your funds, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of premium service, add up to a rewarding investment experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
February 15, 1996

Answering your questions
Tom Spalding, head of Nuveen's portfolio management team, offers insights into the bond market recovery and the outlook for 1996.

How has the recovery of the municipal bond market affected Nuveen funds?

In short, the recent market recovery has helped most Nuveen funds regain some of the share price they lost during 1994. To put this in perspective, the setback in the bond market in 1994--which goes on record as one of the most volatile periods in decades--was the first downturn experienced by many Nuveen exchange-traded fund investors, and some reacted by selling their shares. This, in turn, drove share prices down even further. Since the beginning of the recovery in early 1995, however, municipal bond prices have increased, and most Nuveen funds have seen their prices rise 12% to 15%. Because of their capital structure, leveraged funds such as the ones covered in this report experienced greater price declines in 1994 than unleveraged funds, and they generally responded more quickly to the stabilizing interest rate environment with recovering prices in 1995.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

Why do some of these funds continue to trade at a discount despite the recovery?
To understand why this is happening, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value of the fund, and the share price, which reflects the market's assessment of the fund.
  As the market turned around in 1995, net asset values appreciated more quickly than share prices. This is typical of a market that sometimes takes time to recognize underlying value balanced against the various factors that affect share price, such as interest rates, inflation forecasts, the relative strength of the stock market, and legislative and tax outlooks.
  Nuveen investors should be aware that the net asset values for the funds covered in this report remain quite strong. For long-term investors, in fact, the current period may present a buying opportunity, as shares can be purchased at discount prices and at a time when the bond market is strong.

What does Nuveen see as the impact of the flat tax proposals?
We have been closely monitoring the various flat tax proposals currently being debated in Congress and their implications for tax-free funds. Four major tax reform proposals are currently under discussion, all with the common goal of simplifying the federal tax code and increasing incentives for saving and investment. It is important to note that none of the proposals has gained a strong consensus and that implementation of any measure that manages to pass both houses is at least two years away. We believe that some action on the tax reform front is likely, as federal tax laws are constantly being reevaluated and revised, although changes of the magnitude outlined in these proposals are rare.
  As we look at the bond market today, we can see some evidence that the market is already compensating investors for the uncertainty of the tax reform situation. Yields on municipal bonds are currently at levels equal to 90% or more of long-term Treasury bond yields, an historically high position; the typical yield ratio is 80-85%. On average, current municipal yields are comparable to taxable yields in the 10% range, providing good value that is difficult to match.
  Once the tax reform issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. The importance of municipal bonds is enhanced by the integral role they play in maintaining our way of life in this country. Our cities, counties, and states will always have a need for financing to build and upgrade projects such as roads, hospitals, and water treatment systems, and municipal bonds will continue to be an essential way to match America's long-term needs for capital improvements with investors' long-term needs for secure income.

What is Nuveen's outlook as we head into 1996?
Inflation remains low, and the economy seems to be expanding at a reasonable pace. While both of these factors can change and have an impact on the bond market, the current environment is favorable for bonds. Although the supply of municipal bonds is down from past years, demand from institutional investors such as insurance companies was strong in 1995, contributing to the rebound in municipal prices. If we experience continued slow and steady economic growth, combined with low inflation and stable interest rates, that should attract greater numbers of individual investors as well.

What does Nuveen mean by "value investing"? Where are Nuveen analysts finding value today?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that offer good intrinsic value but that are underpriced or undervalued by the market. Our value investing approach concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  As we search for value in the market today, our analysts continue to assess investment potential across the entire spectrum of geographical and sector opportunities. During 1995, we saw many credit upgrades on portfolio holdings, meaning that our judgments about credit quality have been rewarded. We currently favor revenue bonds that offer a dedicated revenue stream (such as those issued for tollways or recycling plants) over general obligation bonds, which rely on the taxing power of a state or municipality.
  One example of revenue bonds that have performed exceptionally well for us recently are those issued for the Denver International Airport. Although the well-publicized delay in the opening of this new airport negatively affected its outstanding debt, we at Nuveen did our own research, focusing on long-term factors, and were satisfied that the airport would meet or exceed traffic projections while continuing as a major hub for United Airlines. Our expectation that the airport's debt would, in fact, increase in value has happened, to the benefit of our shareholders.

NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC.
NQJ
While the dividend income remained attractive compared with other fixed income alternatives, the Fund adjusted its monthly dividend in August 1995 to a level more in line with its earnings.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
1/04/95    $0.0810
2/09/95    $0.0810
3/09/95    $0.0810
4/07/95    $0.0810
5/09/95    $0.0810
6/13/95    $0.0810
7/12/95    $0.0810
8/11/95    $0.0785
9/13/95    $0.0785
10/11/95   $0.0785
11/13/95   $0.0785
12/13/95   $0.0785
FUND HIGHLIGHTS 12/31/95
Yield                                         6.03%
Taxable-equivalent yield                     10.05%
Annual total return on NAV                   17.97%
Taxable-equivalent total return              22.63%
Combined state and federal tax rate          40.00%
Share price                                 $15.625
NAV                                         $15.65
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC.
NNJ
In line with the Fund's objective of providing attractive, dependable tax-free income, shareholders enjoyed a dividend increase in March 1995.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
1/09/95    $0.0660
2/09/95    $0.0660
3/09/95    $0.0675
4/07/95    $0.0675
5/09/95    $0.0675
6/13/95    $0.0675
7/12/95    $0.0675
8/11/95    $0.0675
9/13/95    $0.0675
10/11/95   $0.0675
11/13/95   $0.0675
12/13/95   $0.0675
FUND HIGHLIGHTS 12/31/95
Yield                                         6.11%
Taxable-equivalent yield                     10.18%
Annual total return on NAV                   24.87%
Taxable-equivalent total return              29.23%
Combined state and federal tax rate          40.00%
Share price                                 $13.25
NAV                                         $14.96
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
NQP
In keeping with the Fund's objective of providing dependable tax-free income, shareholders enjoyed 12 months of stable dividends. In addition, the Fund paid shareholders a capital gains distribution in December 1995.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
1/04/95    $0.0880
2/09/95    $0.0880
3/09/95    $0.0880
4/07/95    $0.0880
5/09/95    $0.0880
6/13/95    $0.0880
7/12/95    $0.0880
8/11/95    $0.0880
9/13/95    $0.0880
10/11/95   $0.0880
11/13/95   $0.0880
12/13/95   $0.0880                                      $0.0307
FUND HIGHLIGHTS 12/31/95
Yield                                          6.17%
Taxable-equivalent yield                       9.95%
Annual total return on NAV                    17.87%
Taxable-equivalent total return               22.38%
Combined state and federal tax rate           38.00%
Share price                                  $17.125
NAV                                          $16.32
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2
NPY
While the dividend income remained attractive compared with other fixed income alternatives, the Fund adjusted its monthly level twice during the year, seeking a level in line with its earnings.
12 MONTH DIVIDEND HISTORY
Date       Monthly Dividends  Supplemental Dividends    Capital Gains
1/09/95    $0.0660
2/09/95    $0.0660
3/09/95    $0.0685
4/07/95    $0.0685
5/09/95    $0.0685
6/13/95    $0.0685
7/12/95    $0.0685
8/11/95    $0.0655
9/13/95    $0.0655
10/11/95   $0.0655
11/13/95   $0.0655
12/13/95   $0.0655
FUND HIGHLIGHTS 12/31/95
Yield                                         6.35%
Taxable-equivalent yield                     10.24%
Annual total return on NAV                   29.69%
Taxable-equivalent total return              34.03%
Combined state and federal tax rate          38.00%
Share price                                 $12.375
NAV                                         $14.22
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, December 31, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, these tax rates are assumed to be 40% for NJ and 38% for PA, based on 1995 incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the 6-month period ended December 31, 1995. Any future repurchases will be reported to shareholders.

SHAREHOLDER MEETING REPORT
On December 14, 1995, the following Nuveen Exchange-Traded Funds held an
Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include: Lawrence
H. Brown, Richard J. Franke, Anne E. Impellizzeri, and Peter R. Sawers.
                                                                          NQJ            NNJ            NQP            NPY
Approval of the DIRECTORS
was reached as follows:
Lawrence H. Brown
   For                                                                17,556,148     10,793,814     13,749,313     14,340,586
   Abstain                                                               242,197        228,850        169,809        219,729
                                                                      ----------     ----------     ----------     ----------
     Total                                                            17,798,345     11,022,664     13,919,122     14,560,315
                                                                      ==========     ==========     ==========     ==========
Richard J. Franke
   For                                                                17,556,493     10,806,576     13,755,413     14,346,320
   Abstain                                                               241,852        216,088        163,709        213,995
                                                                      ----------     ----------     ----------     ----------
     Total                                                            17,798,345     11,022,664     13,919,122     14,560,315
                                                                      ==========     ==========     ==========     ==========
Anne E. Impellizzeri
   For                                                                17,561,655     10,803,529     13,739,741     14,344,181
   Abstain                                                               236,690        219,135        179,381        216,134
                                                                      ----------     ----------     ----------     ----------
     Total                                                            17,798,345     11,022,664     13,919,122     14,560,315
                                                                      ==========     ==========     ==========     ==========
Peter R. Sawers
   For                                                                17,562,789     10,806,117     13,743,911     14,352,843
   Abstain                                                               235,556        216,547        175,211        207,472
                                                                      ----------     ----------     ----------     ----------
     Total                                                            17,798,345     11,022,664     13,919,122     14,560,315
                                                                      ==========     ==========     ==========     ==========
Ratification of auditors
was reached as follows:
   For                                                                17,503,567     10,869,889     13,749,538     14,351,474
   Against                                                                84,430         37,941         47,696         43,719
   Abstain                                                               210,348        114,834        121,888        165,122
                                                                      ----------     ----------     ----------     ----------
     Total                                                            17,798,345     11,022,664     13,919,122     14,560,315
                                                                      ==========     ==========     ==========     ==========

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQJ)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $    400,000     New Jersey Economic Development Authority
                         Pollution Control (Jersey Central Power & Light
                         Company), 7.100%, 7/01/15                                       7/01 at 103             A3   $    432,252
      3,260,000     New Jersey Economic Development Authority (New
                         Jersey Natural Gas Company), 7.050%, 3/01/16                    3/98 at 102             A2      3,474,410
      2,000,000     New Jersey Economic Development Authority
                         Natural Gas Facilities, Alternative Minimum Tax,
                         7.250%, 3/01/21                                                 3/98 at 102             A2      2,128,980
      5,000,000     New Jersey Economic Development Authority
                         (Elizabethtown Gas Company), Alternative
                         Minimum Tax, 6.625%, 10/01/21                                  10/96 at 102             A3      5,156,100
      5,600,000     New Jersey Economic Development Authority
                         (Liberty State Park Project), 6.800%, 3/15/22                   3/02 at 102             A1      6,118,448
      1,700,000     New Jersey Economic Development Authority
                         (Bridgewater Resources, Inc.), 9.500%, 2/01/01                 No Opt. Call            N/R      1,780,903
      3,000,000     New Jersey Economic Development Authority
                         (American Airlines Inc.), Alternative Minimum Tax,
                         7.100%, 11/01/31                                               11/01 at 102           Baa2      3,242,790
      5,000,000     New Jersey Economic Development Authority
                         (New Jersey-American Water Company),
                         Alternative Minimum Tax, 7.400%, 11/01/01                      No Opt. Call            N/R      5,146,750
      4,825,000     New Jersey Economic Development Authority
                         (Hackensack Water Company), Alternative
                         Minimum Tax, 7.000%, 10/01/17                                  10/96 at 102              A      4,987,024
      5,000,000     New Jersey Economic Development Authority
                         (J & J Snack Foods Corporation), Alternative
                         Minimum Tax, 7.250%, 12/01/05                                  12/96 at 105            N/R      5,201,450
                    New Jersey Economic Development Authority (New
                         Jersey Performing Arts Center):
        610,000          6.600%, 6/15/04                                                 6/01 at 102             A+        675,020
      3,800,000          6.750%, 6/15/12                                                 6/01 at 102             A+      4,030,166
      2,500,000     New Jersey Economic Development Authority,
                         7.000%, 7/01/04                                                No Opt. Call            Aaa      2,921,275
                    New Jersey Educational Facilities Authority (Seton
                         Hall University):
        500,000          6.875%, 7/01/10                                                 7/01 at 102            Baa        546,305
      2,500,000          7.000%, 7/01/21                                                 7/01 at 102            Baa      2,760,225
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    New Jersey General Obligation:
   $  5,000,000          5.750%, 2/15/06                                                No Opt. Call            Aa1   $  5,404,250
      5,000,000          6.000%, 2/15/11                                                No Opt. Call            Aa1      5,517,500
      5,000,000          6.375%, 8/01/11                                             8/02 at 101 1/2            Aa1      5,421,150
                    New Jersey Health Care Facilities Financing
                         Authority (St. Peter's Medical Center):
      4,875,000          6.875%, 7/01/11 (Pre-refunded to 7/01/01)                       7/01 at 102            AAA      5,572,076
      7,000,000          7.250%, 7/01/13 (Pre-refunded to 7/01/97)                       7/97 at 102            AAA      7,497,420
      4,410,000     New Jersey Health Care Facilities Financing
                         Authority (Burlington Geriatric Centers),
                         9.700%, 7/01/12 (Pre-refunded to 7/01/96)                       7/96 at 102            AAA      4,624,238
        300,000     New Jersey Health Care Facilities Financing
                         Authority (Community Medical Center/Kensington
                         Manor Care Center), 7.000%, 7/01/20                             7/00 at 102            Aaa        333,432
      3,600,000     New Jersey Health Care Facilities Financing Authority
                         (Atlantic City Medical Center), 6.800%, 7/01/05                 7/02 at 102              A      3,936,780
      7,500,000     New Jersey Health Care Facilities Financing Authority
                         (JFK Health Systems), 6.600%, 7/01/08                           7/01 at 102            Aaa      8,313,900
      9,300,000     New Jersey Health Care Facilities Financing Authority
                         (Centrastate Medical Center), 6.625%, 7/01/11                   7/01 at 102            Aaa     10,277,337
      3,000,000     New Jersey Health Care Facilities Financing
                         Authority (Beth Israel Hospital Association of
                         Passaic), 6.250%, 7/01/14                                       7/99 at 100            Aaa      3,110,910
      2,250,000     New Jersey Health Care Facilities Financing
                         Authority (Robert Wood Johnson University
                         Hospital), 6.625%, 7/01/16                                      7/01 at 102            Aaa      2,487,600
      4,350,000     New Jersey Health Care Facilities Financing Authority
                         (Mercer Medical Center), 6.500%, 7/01/10                        7/01 at 102            Aaa      4,781,085
      5,025,000     New Jersey Health Care Facilities Financing Authority
                         (Pascack Valley Hospital Association),
                         6.700%, 7/01/11                                                 7/01 at 102           BBB+      5,322,078
                    New Jersey Health Care Facilities Financing Authority
                         (Barnert Hospital):
        995,000          6.750%, 8/01/11                                                 2/01 at 102            AAA      1,074,729
      2,845,000          6.800%, 8/01/19                                                 2/01 at 102            AAA      3,058,773
      4,700,000     New Jersey Health Care Facilities Financing Authority
                         (Palisades Medical Center), 7.500%, 7/01/06                     7/02 at 102             Ba      4,865,111
      1,350,000     New Jersey Health Care Facilities Financing Authority
                         (Overlook Hospital), 6.700%, 7/01/13                            7/97 at 102            Aaa      1,426,856
      2,800,000     New Jersey Health Care Facilities Financing Authority
                         (Atlantic City Medical Center), 6.800%, 7/01/11                 7/02 at 102              A      3,080,616
      1,000,000     New Jersey Health Care Facilities Financing Authority
                         (Deborah Heart and Lung Center), 6.200%, 7/01/13                7/03 at 102           Baa1      1,035,560
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $     90,000     New Jersey Health Care Facilities, 6.750%, 8/01/11
                         (Pre-refunded to 2/01/01)                                       2/01 at 100            AAA   $    101,604
        355,000     New Jersey Health Care Facilities Financing Authority,
                         6.800%, 8/01/19 (Pre-refunded to 2/01/01)                       2/01 at 102            AAA        401,576
        395,000     New Jersey Higher Education Assistance Authority,
                         Student Loan, 7.200%, 7/01/09                                   7/01 at 102              A        411,337
                    New Jersey Highway Authority (Garden State
                         Parkway):
      3,500,000          6.250%, 1/01/14                                                 1/02 at 102            AA-      3,736,950
      9,300,000          7.250%, 1/01/16 (Pre-refunded to 1/01/99)                       1/99 at 102            Aaa     10,307,469
      1,000,000          5.750%, 1/01/19                                                 1/02 at 100            AA-      1,019,540
      1,500,000     New Jersey Housing and Mortgage Finance Agency
                         Multi-Family, 6.000%, 11/01/14                                 11/05 at 102            Aaa      1,545,915
                    New Jersey Housing and Mortgage Finance Agency:
      3,000,000          6.800%, 11/01/05                                               11/02 at 102            AA+      3,261,060
      2,500,000          6.900%, 11/01/07                                               11/01 at 103            AA+      2,703,750
      4,700,000          6.950%, 11/01/08                                               11/01 at 103            AA+      5,070,172
      1,000,000          7.100%, 11/01/11                                               11/01 at 103            AA+      1,074,740
      9,650,000          6.950%, 11/01/13                                                5/02 at 102             A+     10,315,368
      3,250,000          6.700%, 11/01/28                                               11/02 at 102             A+      3,410,778
     12,000,000          7.000%, 5/01/30                                                11/01 at 102            AAA     12,740,400
                    New Jersey Housing and Mortgage Finance Agency:
                         Alternative Minimum Tax:
      3,255,000          7.600%, 10/01/09                                               10/99 at 102            Aaa      3,438,387
      5,500,000          6.300%, 4/01/25                                                10/00 at 102            Aaa      5,617,425
      2,445,000     New Jersey Sports and Exposition Authority,
                         6.500%, 3/01/19                                                 3/02 at 102             Aa      2,653,827
                    New Jersey State General Obligation:
      8,200,000          6.750%, 9/15/07 (Pre-refunded to 9/15/01)                   9/01 at 101 1/2            AA+      9,299,128
        850,000          6.800%, 9/15/10 (Pre-refunded to 9/15/01)                   9/01 at 101 1/2            AA+        966,059
                    New Jersey Transportation Trust Fund Authority:
      5,000,000          6.500%, 6/15/05                                                No Opt. Call            Aaa      5,674,800
      2,575,000          6.500%, 6/15/11                                                No Opt. Call            Aaa      2,977,756
                    New Jersey Turnpike Authority:
      9,000,000          6.500%, 1/01/08                                                No Opt. Call            Aaa     10,194,570
      5,000,000          6.900%, 1/01/14                                                 1/96 at 100           Baa1      5,009,600
      1,675,000          6.500%, 1/01/16                                                No Opt. Call           Baa1      1,884,342
      3,000,000     New Jersey Wastewater Treatment Trust,
                         7.375%, 5/15/08                                                 5/98 at 102            Aaa      3,269,340
      2,250,000     New Jersey Water Supply Authority, Water System
                         (Delaware and Raritan System), Alternative
                         Minimum Tax, 7.875%, 11/01/13                                  11/98 at 102             A+      2,472,278
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,500,000     Atlantic County Utilities Authority Sewer System,
                         5.000%, 1/15/13                                                 1/97 at 100            Aaa   $  2,461,900
      1,500,000     Bedminster Board of Education, Certificates of
                         Participation, 7.125%, 9/01/10                                  3/01 at 102             A1      1,686,915
      3,000,000     Bergen County General Obligation,
                         5.500%, 8/15/07                                                No Opt. Call            Aaa      3,189,420
      7,000,000     Bergen County Utility Authority, Water Pollution
                         Control System, 6.500%, 12/15/12                                6/02 at 102            Aaa      7,751,100
                    Camden County Pollution Control Finance Authority
                         (Solid Waste Disposal and Resource Recovery
                         System), Alternative Minimum Tax:
      3,700,000          7.500%, 12/01/09                                               12/01 at 102           BBB+      3,906,571
      3,500,000          7.500%, 12/01/10                                               12/01 at 102           BBB+      3,695,405
                    Cape May County Municipal Utilities Authority:
      2,000,000          6.000%, 1/01/11                                                 1/03 at 102            Aaa      2,127,940
      5,600,000          5.750%, 1/01/16                                                 1/03 at 102            Aaa      5,784,688
      1,000,000     Dover Board of Education, Certificates of Participation,
                         6.600%, 6/01/11                                                12/01 at 100            Aaa      1,086,690
      1,265,000     East Brunswick Township General Obligation,
                         5.125%, 4/01/13                                                 4/03 at 101             Aa      1,265,822
      7,800,000     Essex County Fiscal Year Adjustment,
                         6.500%, 12/01/11                                               12/01 at 101            Aaa      8,570,952
                    Evesham Municipal Utility Authority:
        620,000          5.650%, 7/01/15                                                 7/05 at 100            Aaa        641,043
      1,010,000          5.700%, 7/01/20                                                 7/05 at 100            Aaa      1,041,462
      4,095,000     Evesham Township Board of Education, Certificates
                         of Participation, 6.875%, 9/01/11                               9/01 at 102            Aaa      4,619,529
      2,320,000     Hoboken General Obligation, 8.900%, 8/01/06                         No Opt. Call            Aaa      3,115,180
      5,250,000     Howell Township General Obligation,
                         6.800%, 1/01/14                                                 1/02 at 102            Aaa      5,881,418
      3,790,000     Hudson County Improvement Authority, Multi-Family
                         Housing (Observer Park Project), Alternative
                         Minimum Tax, 6.900%, 6/01/22                                    6/04 at 100            AAA      4,007,584
                    Jersey City Fiscal Year Adjustment:
      3,675,000          8.400%, 5/15/06                                                No Opt. Call            Aaa      4,760,558
      8,200,000          6.600%, 5/15/11                                                 5/01 at 102            Aaa      9,074,448
      1,585,000     Long Branch Housing Finance Corporation
                         (Washington Manor Association), 10.000%, 10/01/11               4/96 at 102            N/R      1,625,196
      2,535,000     Mansfield Township Board of Education, Certificates
                         of Participation, 5.900%, 3/01/15                               3/06 at 102            Aaa      2,687,480
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Mercer County Improvement Authority Custodial
                         Receipts:
   $  3,000,000          6.050%, 1/01/09                                                No Opt. Call             Aa   $  3,001,440
      1,585,000          6.050%, 1/01/13                                                No Opt. Call             Aa      1,585,491
      1,000,000          6.050%, 1/01/14                                                No Opt. Call             Aa      1,000,260
      1,720,000          6.050%, 1/01/16                                                No Opt. Call             Aa      1,720,310
      2,000,000          6.050%, 1/01/17                                                No Opt. Call             Aa      2,000,360
        950,000     Mercer County Improvement Authority (County
                         Courthouse), 6.600%, 11/01/14 (Pre-refunded to
                         11/01/00)                                                      11/00 at 102            Aa1      1,063,924
      8,000,000     Middlesex County Pollution Control Authority
                         (Amerada Hess), 6.875%, 12/01/22                               12/02 at 102            N/R      8,415,600
      3,545,000     Monmouth County Improvement Authority,
                         5.500%, 7/01/15 (DD)                                            7/06 at 102            Aaa      3,623,947
      3,500,000     Monmouth County Improvement Authority, Sewage
                         Facilities, 6.750%, 2/01/13 (Pre-refunded to 2/01/01)           2/01 at 102            Aaa      3,951,255
      2,000,000     Morristown General Obligation, 6.500%, 8/01/19                       8/05 at 102            Aaa      2,237,280
      1,200,000     Passaic County General Obligation, 6.700%, 9/01/10
                         (Pre-refunded to 9/01/99)                                       9/99 at 102            N/R      1,325,520
      4,000,000     Passaic Valley Sewer Commissioners, 5.800%, 12/01/18                12/02 at 102            Aaa      4,141,960
      1,180,000     Raritan Township Municipal Utility Authority,
                         6.450%, 5/01/12                                                 5/02 at 102             A+      1,264,795
                    Rutgers State University:
      2,900,000          6.500%, 5/01/13                                                 5/02 at 102             AA      3,168,540
      1,725,000          6.500%, 5/01/18                                                 5/02 at 102             AA      1,887,685
      6,250,000     Salem County Pollution Control Authority
                         (E.I. DuPont--Chambers Works Project),
                         Alternative Minimum Tax, 6.500%, 11/15/21                      11/01 at 102            Aa2      6,603,875
      1,465,000     South Toms River Sewerage Authority,
                         7.400%, 11/01/05                                               11/02 at 102            N/R      1,575,388
     10,000,000     Union County Utilities Authority, Solid Waste System,
                         Alternative Minimum Tax, 6.850%, 6/15/14                         6/02 at102            Aaa     10,747,500
      2,450,000     University of Medicine and Dentistry of New Jersey,
                         6.500%, 12/01/18                                               12/01 at 102             AA      2,772,665
                    Western Monmouth Utilities Authority:
      1,000,000          5.300%, 2/01/10                                                 2/05 at 102            Aaa      1,008,720
      2,690,000          5.600%, 2/01/14                                                 2/05 at 102            Aaa      2,764,379
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,400,000     Port Authority of New York and New Jersey,
                         8.000%, 12/01/23                                                2/96 at 102            AA-   $  2,455,871
      4,300,000     Port Authority of New York and New Jersey, Special
                         Project, LaGuardia Airport Passenger Terminal
                         (Delta Air Lines), 6.950%, 6/01/08                              6/02 at 102            Ba1      4,616,522
      4,500,000     Port Authority of New York and New Jersey,
                         Alternative Minimum Tax, 6.000%, 1/15/28                        1/03 at 101            AA-      4,691,294
      2,500,000     Delaware River Port Authority, 5.400%, 1/01/14                       1/06 at 102            Aaa      2,518,674
                    Puerto Rico Electric Power Authority:
      8,500,000          7.000%, 7/01/07                                                No Opt. Call            Aaa     10,113,554
      6,000,000          7.000%, 7/01/11 (Pre-refunded to 7/01/01)                       7/01 at 102             A-      6,894,420
        710,000     Puerto Rico Housing Finance Corporation, Single
                         Family Mortgage, 6.750%, 10/15/13                              10/01 at 102            Aaa        749,490
   $390,000,000     Total Investments - (cost $391,405,633) - 97.6%                                                    422,183,690
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.3%
   $  1,000,000     Port Authority of New York and New Jersey,
                         Special Obligation, Versatile Structure Obligations,
                         Alternative Minimum Tax, Variable Rate Demand
                         Bonds, 6.150%, 8/01/28t                                                             VMIG-1      1,000,000
      4,600,000     Port Authority of New York and New Jersey,
                         Versatile Structure Obligations, Variable
                         Rate Demand Bonds, 5.750%, 5/01/19t                                                   A-1+      4,600,000
   $  5,600,000     Total Temporary Investments - 1.3%                                                                   5,600,000
   ============
                    Other Assets Less Liabilities - 1.1%                                                                 4,938,814
                    Net Assets - 100%                                                                                 $432,722,504
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          50           $220,407,024            52%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          25             79,345,663            19
PORTFOLIO OF                                    A+                            A1           8             29,973,768             7
INVESTMENTS                                  A, A-                     A, A2, A3           9             30,501,919             7
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           9             27,402,876             7
TEMPORARY                             BB+, BB, BB-             Ba1, Ba, Ba2, Ba3           2              9,481,633             2
INVESTMENTS):                            Non-rated                     Non-rated           7             25,070,807             6
TOTAL                                                                                    110           $422,183,690           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(DD) Security purchased on a delayed delivery basis (note 1).
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC. (NNJ)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,145,000     New Jersey Economic Development Authority,
                         Natural Gas Facilities, Alternative Minimum Tax,
                         7.250%, 3/01/21                                                 3/98 at 102             A2   $  1,218,841
      3,600,000     New Jersey Economic Development Authority
                         (Yeshiva K'tana of Passaic), 8.000%, 9/15/18                   No Opt. Call            N/R      4,308,732
      7,000,000     New Jersey Economic Development Authority
                         (Bridgewater Resources, Inc.), Alternative Minimum
                         Tax, 8.375%, 11/01/04                                          No Opt. Call            N/R      7,454,580
      1,485,000     New Jersey Economic Development Authority
                         (Elizabethtown Water Company), Alternative
                         Minimum Tax, 6.700%, 8/01/21                                    8/01 at 102             A3      1,564,151
      1,500,000     New Jersey Economic Development Authority
                         (New Jersey American Water Company),
                         Alternative Minimum Tax, 5.500%, 6/01/23                        6/03 at 102            Aaa      1,486,290
      3,100,000     New Jersey Economic Development Authority
                         (Hackensack Water Company), Alternative
                         Minimum Tax, 5.900%, 3/01/24                                    3/04 at 102            Aaa      3,189,249
      3,255,000     New Jersey Economic Development Authority
                         (Morris Hall/St. Lawrence, Inc.), 6.150%, 4/01/13               4/03 at 102             A+      3,365,963
      3,485,000     New Jersey Economic Development Authority
                         (Public School Small Project Loan Program),
                         5.400%, 8/15/12                                                 8/03 at 102            AAA      3,547,869
                    New Jersey Economic Development Authority,
                         Alternative Minimum Tax:
      1,255,000          5.000%, 10/01/05                                               10/03 at 102            AA-      1,316,156
      4,185,000          5.300%, 12/01/07                                               12/03 at 102            Aa1      4,375,376
      1,500,000     New Jersey Economic Development Authority,
                         7.000%, 7/01/04                                                No Opt. Call            Aaa      1,752,765
                    New Jersey Educational Facilities Authority (Trenton
                         State College):
      1,000,000          6.750%, 7/01/08                                             1/96 at 100 1/2             A+      1,007,390
      2,095,000          6.000%, 7/01/09                                                 7/02 at 102            Aaa      2,255,666
      1,500,000     New Jersey Educational Facilities Authority (Higher
                         Education Facilities Trust Fund), 5.125%, 9/01/02              No Opt. Call            Aaa      1,557,360
      1,000,000     New Jersey Educational Facilities Authority (New
                         Jersey Institute of Technology), 6.000%, 7/01/24                7/04 at 102            Aaa      1,057,900
      1,940,000     New Jersey Educational Facilities Authority
                         (Princeton University), 5.875%, 7/01/20                         7/04 at 100            Aaa      2,016,242
                    New Jersey General Obligation:
      5,260,000          5.750%, 2/15/06                                                No Opt. Call            Aa1      5,685,271
      4,000,000          5.800%, 2/15/07                                                No Opt. Call            Aa1      4,347,960
      2,500,000          6.000%, 2/15/11                                                No Opt. Call            Aa1      2,758,750
      2,385,000          6.800%, 9/15/11 (Pre-refunded to 9/15/01)                   9/01 at 101 1/2            AA+      2,710,648
      1,560,000          6.000%, 2/15/13                                                No Opt. Call            Aa1      1,729,400
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,250,000     New Jersey Health Care Facilities Financing
                         Authority (Community Memorial Hospital),
                         8.000%, 7/01/14                                                 7/98 at 102              A   $  1,366,975
                    New Jersey Health Care Facilities Financing
                         Authority (Dover General Hospital and Medical
                         Center):
      1,015,000          7.000%, 7/01/03                                                No Opt. Call            Aaa      1,164,327
        800,000          7.000%, 7/01/04                                                No Opt. Call            Aaa        924,448
      2,000,000     New Jersey Health Care Facilities Financing
                         Authority (Overlook Hospital), 6.700%, 7/01/13                  7/97 at 102            Aaa      2,113,860
      2,450,000     New Jersey Health Care Facilities Financing
                         Authority (Mountainside Hospital), 5.500%, 7/01/14              7/03 at 102            Aaa      2,465,313
                    New Jersey Health Care Facilities Financing
                         Authority (St. Peter's Medical Center):
      4,300,000          5.000%, 7/01/11                                                 7/03 at 102            Aaa      4,206,991
      2,000,000          5.000%, 7/01/13                                                 7/03 at 102            Aaa      1,953,260
        970,000     New Jersey Health Care Facilities Financing
                         Authority (Wayne General Hospital),
                         5.750%, 8/01/11                                                 8/04 at 102            AAA        993,513
      1,400,000     New Jersey Health Care Facilities Financing
                         Authority (Allegheny Health System-Our Lady of
                         Lourdes Medical Center), 5.125%, 7/01/13                        7/04 at 102            Aaa      1,385,650
      2,000,000     New Jersey Health Care Facilities Financing
                         Authority (Monmouth Medical Center),
                         6.250%, 7/01/16                                                 7/04 at 102            Aaa      2,157,400
                    New Jersey Higher Educational Assistance
                         Authority, Student Loan, Alternative Minimum Tax:
        940,000          6.125%, 7/01/09                                                 7/02 at 102             A+        965,032
      5,645,000          5.300%, 7/01/10                                                 7/03 at 102             A+      5,541,414
      2,250,000     New Jersey Housing Finance Agency, Special Pledge
                         Revenue Obligations, 9.000%, 11/01/18                          11/99 at 100             A1      2,350,575
                    New Jersey Housing and Mortgage Finance Agency:
      2,365,000          6.700%, 5/01/05                                                 5/02 at 102             A+      2,553,751
      8,000,000          6.950%, 11/01/13                                                5/02 at 102             A+      8,551,600
      4,250,000          6.700%, 11/01/28                                               11/02 at 102             A+      4,460,248
      3,300,000     New Jersey State General Obligation,
                         6.800%, 9/15/10 (Pre-refunded to 9/15/01)                   9/01 at 101 1/2            AA+      3,750,582
                    New Jersey Transportation Trust Fund Authority:
        750,000          5.500%, 6/15/12                                                 6/05 at 102            Aaa        770,205
      6,000,000          5.000%, 6/15/15                                                 6/05 at 102            Aaa      5,937,300
      2,150,000     New Jersey Transportation, 5.500%, 6/15/15                           6/05 at 102            Aaa      2,172,726
                    New Jersey Turnpike Authority:
      3,120,000          10.375%, 1/01/03                                               No Opt. Call            AAA      3,901,560
      1,000,000          6.500%, 1/01/08                                                No Opt. Call              A      1,131,760
      7,700,000          6.500%, 1/01/16                                                No Opt. Call           Baa1      8,662,346
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $    500,000     Bayshore Regional Sewerage Authority,
                         5.400%, 5/01/12                                                 5/03 at 102            Aaa   $    508,805
      1,000,000     Bergen County Utility Authority, Solid Waste
                         System, 7.750%, 3/15/13 (Pre-refunded to 3/15/98)               3/98 at 100            Aaa      1,080,280
      6,600,000     Camden County Pollution Control Financing
                         Authority, Solid Waste Disposal and Resource
                         Recovery, Alternative Minimum Tax,
                         7.125%, 12/01/01                                               No Opt. Call           BBB+      6,835,620
      6,500,000     Camden County Pollution Control Finance Authority,
                         Solid Waste Disposal and Resource Recovery
                         System, 7.250%, 12/01/10                                       12/01 at 102           BBB+      6,900,855
      1,275,000     Camden County Improvement Authority,
                         5.625%, 10/01/15                                               10/05 at 102            Aaa      1,294,610
                    Cape May County Municipal Utilities Authority:
      5,250,000          5.750%, 1/01/16                                                 1/03 at 102            Aaa      5,423,145
      1,000,000          5.000%, 1/01/16                                                 1/03 at 102            Aaa        986,930
      7,100,000     Delaware River and Bay Authority, 5.000%, 1/01/17                    1/04 at 102            Aaa      7,013,593
                    Delaware River Port Authority:
      4,415,000          5.400%, 1/01/16                                                 1/06 at 102            Aaa      4,406,964
     10,550,000          5.500%, 1/01/26                                                 1/06 at 102            Aaa     10,637,670
      1,000,000     East Brunswick Township General Obligation,
                         5.125%, 4/01/13                                                 4/03 at 101             Aa      1,000,650
        500,000     Essex County Improvement Authority,
                         6.000%, 12/01/17                                               12/02 at 102            Aaa        527,330
        250,000     Franklin Township Somerset County School District,
                         Certificates of Participation, 6.900%, 12/15/00
                         (Pre-refunded to 6/15/99)                                       6/99 at 100            Aaa        272,705
      1,000,000     Jersey City Sewerage Authority, 6.250%, 1/01/14                     No Opt. Call            Aaa      1,138,890
      2,000,000     Lacey Municipal Utility Authority, 5.500%, 12/01/19                 12/03 at 102            Aaa      2,014,340
        975,000     Long Branch Housing Finance Corporation
                         (Washington Manor Association),
                         10.000%, 10/01/11                                               4/96 at 102            N/R        999,726
                    Mercer County Improvement Authority, Custodial
                         Receipts:
        750,000          6.050%, 1/01/11                                                No Opt. Call             Aa        750,263
      1,000,000          6.050%, 1/01/12                                                No Opt. Call             Aa      1,000,310
                    Mercer County Improvement Authority, Solid
                         Waste, Alternative Minimum Tax:
      1,000,000          6.400%, 4/01/06                                                 4/02 at 102            Aaa      1,053,890
      3,500,000          6.700%, 4/01/13                                                 4/02 at 102            Aaa      3,691,030
        785,000     Morris County General Obligation, 5.125%, 5/13/11                   No Opt. Call            Aaa        792,450
        525,000     New Brunswick Housing and Urban Development
                         Authority, 5.500%, 8/01/16                                      8/03 at 102            Aaa        521,136
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $    600,000     North Arlington General Obligation,
                         4.800%, 2/01/10                                                No Opt. Call            Aaa    $   582,918
      2,275,000     Northwest Bergen County Utilities Authority,
                         7.500%, 7/15/13 (Pre-refunded to 7/15/96)                       7/96 at 102            Aaa      2,367,979
      4,000,000     Passaic County General Obligation, 5.125%, 9/01/12                  No Opt. Call            Aaa      4,031,000
      1,040,000     Passaic County Valley Sewer Commissioners,
                         5.750%, 12/01/10                                               12/02 at 102            Aaa      1,089,067
        685,000     Pinelands Regional Board of Education, Certificates
                         of Participation, 5.500%, 4/01/98                              No Opt. Call            N/R        698,453
      2,510,000     Piscataway Township School District, Certificates of
                         Participation, 5.375%, 12/15/10                                 6/03 at 102            Aaa      2,559,347
      2,000,000     Rutgers State University, 8.125%, 5/01/17
                          (Pre-refunded to 5/01/97)                                      5/97 at 102            Aaa      2,154,420
        795,000     South Jersey Port Corporation, 4.900%, 1/01/08                      No Opt. Call             A+        777,367
        650,000     Southern Gloucester County, Board of Education,
                         General Obligation, 5.000%, 10/01/14                           No Opt. Call            Aaa        648,772
      1,000,000     Stony Brook Regional Sewer Authority,
                         5.450%, 12/01/12                                               No Opt. Call             Aa      1,025,930
      1,220,000     Sussex County Municipal Utilities Authority, General
                         Obligation, 5.250%, 12/01/08                                   12/03 at 102            Aaa      1,245,010
      3,500,000     Sussex County Municipal Utilities Authority,
                         7.875%, 12/01/13 (Pre-refunded to 12/01/98)                    12/98 at 102            AAA      3,936,870
      7,425,000     Union County Utilities Authority, Solid Waste,
                         Alternative Minimum Tax, 7.200%, 6/15/14                        6/02 at 102             A-      7,952,101
      1,500,000     Wanaque Valley Regional Sewer Authority,
                         5.750%, 9/01/18                                                No Opt. Call            Aaa      1,628,955
      1,585,000     Warren County Municipal Utilities Authority,
                         Wastewater System, 5.300%, 12/01/11                            12/03 at 101            Aaa      1,600,153
      2,250,000     Western Monmouth Utilities Authority,
                         5.600%, 2/01/14                                                 2/05 at 102            Aaa      2,312,213
                    Port Authority of New York and New Jersey:
      3,300,000          5.625%, 10/15/17                                               10/02 at 101            Aaa      3,333,891
      2,500,000          5.750%, 12/15/20                                                6/05 at 101            AA-      2,553,625
                    Port Authority of New York and New Jersey,
                         Alternative Minimum Tax:
      2,500,000          5.750%, 11/01/14                                                5/05 at 101            Aaa      2,587,224
      3,000,000          6.600%, 10/01/23                                               10/04 at 101            Aaa      3,287,940
      5,000,000     Puerto Rico Commonwealth General Obligation,
                         5.750%, 7/01/24                                             7/05 at 101 1/2            Aaa      5,185,400
      8,160,000     Puerto Rico Public Buildings Authority,
                         5.750%, 7/01/15                                             7/03 at 101 1/2              A      8,246,250
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,500,000     Puerto Rico Electric Power Authority,
                         6.250%, 7/01/17                                             7/02 at 101 1/2             A-   $  3,699,464
      7,000,000     Puerto Rico Industrial Medical Educational and
                         Environmental Authority (American Home
                         Products), 5.100%, 12/01/18                                    12/03 at 103             A2      6,756,680
   $245,875,000     Total Investments - (cost $246,731,006) - 95.7%                                                    257,299,616
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 2.8%
   $  6,700,000     Port Authority of New York and New Jersey, Versatile
                         Structure Obligations, Variable Rate Demand
                         Bonds, 5.750%, 5/01/19t                                                               A-1+      6,700,000
        800,000     Port Authority of New York and New Jersey, Variable
                         Rate Demand Bonds, 5.900%, 6/01/20t                                                 VMIG-1        800,000
   $  7,500,000     Total Temporary Investments - 2.8%                                                                   7,500,000
   ============
                    Other Assets Less Liabilities - 1.5%                                                                 4,184,228
                    Net Assets - 100%                                                                                 $268,983,844
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          53           $126,924,821            50%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          13             33,004,921            13
PORTFOLIO OF                                    A+                            A1           9             29,573,340            11
INVESTMENTS                                  A, A-                     A, A2, A3           8             31,936,222            12
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           3             22,398,821             9
TEMPORARY                                Non-rated                     Non-rated           4             13,461,491             5
INVESTMENTS):
TOTAL                                                                                     90           $257,299,616           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND (NQP)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  6,000,000     Pennsylvania General Obligation, 6.375%, 9/15/11                 3/02 at 101 1/2            AA-   $  6,526,680
      4,970,000     Pennsylvania Higher Education Assistance Agency,
                         Student Loan, 6.800%, 12/01/00                                 No Opt. Call            Aaa      5,400,004
      4,000,000     Pennsylvania Higher Education Assistance Agency,
                         Student Loan, Alternative Minimum Tax,
                         7.150%, 9/01/21                                                 9/01 at 102            Aaa      4,342,560
      3,000,000     Pennsylvania Higher Education Assistance Agency,
                         6.400%, 3/01/22                                                 9/02 at 102            Aaa      3,159,660
      2,000,000     Pennsylvania Higher Educational Facilities Authority
                         (Lycoming College), 8.375%, 10/01/18
                         (Pre-refunded to 10/01/98)                                     10/98 at 102            N/R      2,258,460
      4,250,000     Pennsylvania Higher Educational Facilities Authority
                         (University of Pennsylvania), 6.625%, 1/01/17                   1/97 at 100             Aa      4,337,593
     10,580,000     Pennsylvania Higher Educational Facilities Authority
                         (Thomas Jefferson University), 6.000%, 7/01/19                  7/99 at 102             Aa     10,861,111
      6,780,000     Pennsylvania Housing Finance Agency, Single Family
                         Mortgage, 6.900%, 4/01/17                                       4/02 at 102             Aa      7,244,633
                    Pennsylvania Housing Finance Agency Single Family
                         Mortgage, Alternative Minimum Tax:
      5,000,000          7.625%, 10/01/10                                               10/99 at 102             Aa      5,328,650
      2,000,000          6.200%, 10/01/14                                               10/05 at 102             Aa      2,055,260
      1,000,000          7.000%, 4/01/24                                                 4/02 at 102             Aa      1,055,580
      3,825,000     Pennsylvania State University, 6.250%, 3/01/11                       3/01 at 102              A      4,114,323
                    Pennsylvania Turnpike Commission:
      1,650,000          6.500%, 12/01/13                                               12/01 at 102             A1      1,781,076
      4,500,000          7.200%, 12/01/17 (Pre-refunded to 12/01/01)                    12/01 at 102            Aaa      5,256,000
      1,865,000          5.500%, 12/01/17                                               12/02 at 102            Aaa      1,872,087
                    Allegheny County (Greater Pittsburgh International
                         Airport), Alternative Minimum Tax:
      8,000,000          8.200%, 1/01/08                                                 1/98 at 102            Aaa      8,715,200
      5,785,000          7.750%, 1/01/19                                                 1/98 at 100            Aaa      6,148,009
      2,500,000          6.625%, 1/01/22                                                 1/02 at 102            Aaa      2,686,925
      6,300,000     Allegheny County Hospital Development
                         Authority (St. Margaret Memorial Hospital),
                         7.125%, 10/01/21                                               10/01 at 100             A-      6,630,498
     14,180,000     Allegheny County Residential Finance Authority,
                         Single Family (GNMA), Alternative Minimum
                         Tax, 0.000%, 5/01/27                                           No Opt. Call            Aaa      1,726,131
        395,000     Altoona Redevelopment Authority, Home
                         Improvement, Alternative Minimum Tax,
                         7.150%, 12/01/09                                               12/01 at 102              A        425,980
      5,000,000     Beaver County Industrial Development Authority,
                         Pollution Control (Ohio Edison Project),
                         7.750%, 9/01/24                                                 9/99 at 102           Baa3      5,359,300
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,800,000     Berks County Municipal Authority, Pennsylvania
                         Higher Education Pooled Financing Program
                         (University of Pennsylvania Project),
                         6.700%, 9/01/07 (Pre-refunded to 9/01/97)                       9/97 at 100            AAA   $  1,884,276
      2,180,000     Berks County Redevelopment Authority, Senior
                         Single Family Mortgage, Alternative Minimum
                         Tax, 8.000%, 12/01/17                                          No Opt. Call              A      2,382,130
                    Bethlehem Authority Water System:
      3,045,000          6.250%, 11/15/11 (Pre-refunded to 11/15/01)                    11/01 at 100            Aaa      3,356,991
      4,000,000          6.250%, 11/15/21 (Pre-refunded to 11/15/01)                    11/01 at 100            Aaa      4,409,840
      8,250,000     Blair County Hospital Authority (Mercy Hospital),
                         8.125%, 2/01/14                                                 2/99 at 102           BBB+      8,799,780
      5,000,000     Butler County Hospital Authority (North Hills
                         Passavant Hospital), 7.000%, 6/01/22                            6/01 at 102            Aaa      5,610,800
      3,300,000     Chester County Hospital Authority (Paoli
                         Memorial Hospital), 7.625%, 10/01/13
                         (Pre-refunded to 10/01/96)                                     10/96 at 102            N/R      3,464,043
      4,500,000     Delaware County Authority (Villanova University),
                         6.900%, 8/01/16                                                 8/01 at 100            Aaa      5,027,040
      3,750,000     Delaware County Industrial Development Authority
                         (Philadelphia Electric Project), 7.375%, 4/01/21                4/01 at 102           Baa1      4,085,363
      3,400,000     Erie County Hospital Authority (Hamot Medical
                         Center), 7.100%, 2/15/10                                        2/01 at 102            Aaa      3,822,178
      4,390,000     Fairview Township Authority, Sewer System,
                         6.700%, 11/01/21                                               11/01 at 100            Aaa      4,778,559
      2,875,000     Franklin County Industrial Development Authority
                         (Chambersburg Hospital), 6.700%, 7/01/08                        7/99 at 102            Aaa      3,151,288
        400,000     Greater Lebanon Refuse Authority, Solid Waste,
                         7.000%, 11/15/04                                               11/02 at 100             A-        431,096
      2,000,000     Hampton Township School District, General
                         Obligation, 6.750%, 11/15/21 (Pre-refunded
                         to 11/15/04)                                                   11/04 at 100            Aaa      2,318,300
      3,000,000     Indiana County Industrial Development Authority,
                         Pollution Control (Pennsylvania Electric Company),
                         5.350%, 11/01/10                                               No Opt. Call            Aaa      3,072,480
      3,400,000     Lehigh County General Purpose Authority
                         (Allentown College of St. Francis de Sales),
                         6.750%, 12/15/12                                                6/02 at 100            AAA      3,716,166
      4,000,000     Lehigh County Industrial Development Authority,
                         6.150%, 8/01/29                                                 8/05 at 102            Aaa      4,271,720
      4,000,000     Lower Pottsgrove Township Authority Sewer System,
                         6.700%, 11/01/16                                               11/99 at 100            Aaa      4,371,600
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Luzerne County Industrial Development Authority
                         (Pennsylvania Gas & Water Company), Alternative
                         Minimum Tax:
   $  3,000,000          7.200%, 10/01/17                                               10/02 at 102           Baa3   $  3,179,160
      5,000,000          7.000%, 12/01/17                                               12/04 at 102            Aaa      5,685,450
      3,550,000          7.125%, 12/01/22                                               12/02 at 102           Baa3      3,727,571
      3,130,000     McKean County Solid Waste Authority,
                         6.650%, 1/01/12                                                 1/02 at 100            Aaa      3,385,815
      5,000,000     Montgomery County Industrial Development
                         Authority (Philadelphia Electric Co. Project),
                         8.875%, 6/01/16                                                 6/96 at 102           BBB+      5,161,200
      5,500,000     Montgomery County Industrial Development
                         Authority, Resource Recovery, 7.500%, 1/01/12                   1/99 at 100             AA      6,032,015
      1,000,000     Philadelphia Authority for Industrial Development
                         (PGH Development Corporation), 7.000%, 7/01/17
                         (Pre-refunded to 7/01/99)                                       7/99 at 102            Aaa      1,112,540
      4,885,000     Philadelphia Authority for Industrial Development,
                         Convertible Project, 7.125%, 7/01/17
                         (Pre-refunded to 7/01/99)                                       7/99 at 102             AA      5,445,993
      1,250,000     Philadelphia Authority for Industrial Development
                         (National Board of Medical Examiners),
                         6.750%, 5/01/12                                                 5/02 at 102             A+      1,368,588
                    Philadelphia Gas Works:
      3,345,000          7.875%, 7/01/17 (Pre-refunded to 7/01/97)                       7/97 at 102            Aaa      3,606,880
      4,270,000          7.700%, 6/15/21 (Pre-refunded to 6/15/01)                       6/01 at 102            Aaa      5,046,713
      8,530,000     Philadelphia Hospital and Higher Educational
                         Facilities Authority (St. Agnes Medical Center),
                         7.250%, 8/15/31                                                 8/01 at 102             Aa      9,284,649
                    Philadelphia Hospitals and Higher Educational
                         Facilities Authority (Children's Hospital of
                         Philadelphia):
      1,410,000          7.000%, 7/01/15 (Pre-refunded to 7/01/97)                       7/97 at 100            Aaa      1,475,833
      4,100,000          6.500%, 2/15/21 (Pre-refunded to 2/15/02)                       2/02 at 102            Aaa      4,630,089
      8,800,000     Philadelphia Hospital and Higher Educational
                         Facilities Authority (Presbyterian Medical Center),
                         7.250%, 12/01/21 (Pre-refunded to 12/01/01)                    12/01 at 102             A-     10,150,800
      3,520,000     Philadelphia Hospitals and Higher Educational
                         Facilities Authority (Magee Rehabilitation Hospital),
                         7.000%, 12/01/10                                               12/01 at 102            Aaa      3,955,459
        630,000     Philadelphia Hospital and Higher Educational
                          Facilities Authority (Children's Seashore House),
                         7.000%, 8/15/03                                                 8/02 at 102             A-        694,770
                    Philadelphia School District General Obligation:
        850,000          6.500%, 5/15/05 (Pre-refunded to 5/15/02)                   5/02 at 100 3/4            Aaa        955,120
      3,250,000          7.000%, 7/01/05 (Pre-refunded to 7/01/01)                       7/01 at 102            Aaa      3,723,330
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Philadelphia Water and Sewer:
   $  1,500,000          7.900%, 7/01/05 (Pre-refunded to 7/01/96)                       7/96 at 102            AAA   $  1,562,100
      5,750,000          7.250%, 7/01/14 (Pre-refunded to 7/01/96)                       7/96 at 102            AAA      5,913,013
     10,625,000          7.000%, 8/01/18 (Pre-refunded to 8/01/01)                       8/01 at 100            AAA     12,058,844
                    Philadelphia Municipal Authority, Justice Lease
                         Revenue:
      1,500,000          7.100%, 11/15/11 (Pre-refunded to 11/15/01)                    11/01 at 102            Aaa      1,742,775
      9,900,000          7.125%, 11/15/18 (Pre-refunded to 11/15/01)                    11/01 at 102            Aaa     11,514,987
      2,865,000     Pittsburgh Urban Redevelopment Authority,
                         Alternative Minimum Tax, 7.050%, 4/01/23                       10/01 at 102             A1      3,010,972
      1,000,000     Pittsburgh Urban Redevelopment Authority,
                         FHA-Insured Project, Alternative Minimum Tax,
                         7.125%, 8/01/13                                                 8/02 at 102              A      1,052,880
      3,000,000     Pittsburgh Water and Sewer Authority, Water and
                         Sewer System, 7.625%, 9/01/04                                  No Opt. Call            Aaa      3,588,090
                    Pittsburgh Water and Sewer Authority:
      3,250,000          6.500%, 9/01/14 (Pre-refunded to 9/01/01)                       9/01 at 102            Aaa      3,664,343
      1,990,000          4.750%, 9/01/16                                                 9/03 at 102            Aaa      1,864,073
      2,500,000     St. Mary's Hospital Authority (Franciscan Health
                         System/St. Mary of Langhorne), 6.500%, 7/01/12                  7/02 at 102            Aaa      2,713,975
      5,500,000     Sayre Health Care Facilities Authority (Guthrie
                         Healthcare System), 7.200%, 12/01/20                           12/01 at 103            Aaa      6,266,590
                    Scranton-Lackawanna Health and Welfare Authority
                         (University of Scranton):
      3,730,000          7.400%, 6/15/10 (Pre-refunded to 6/15/00)                       6/00 at 102            Aaa      4,254,811
      2,900,000          6.500%, 3/01/13                                                 3/02 at 102             A-      3,128,462
      8,475,000     Somerset County General Authority, Commonwealth
                         Lease, 7.000%, 10/15/13 (Pre-refunded to 10/15/01)             10/01 at 100            Aaa      9,655,568
      5,000,000     Southeastern Pennsylvania Transportation Authority,
                         5.750%, 3/01/20                                                 3/05 at 101            Aaa      5,129,250
      5,000,000     State Public School Building Authority (Hazleton
                         Area School District), 6.500%, 3/01/08                          3/01 at 100            Aaa      5,426,500
      2,545,000     Temple University, Commonwealth System, Higher
                         Education (FHA Insured), 7.250%, 8/01/11
                         (Pre-refunded to 8/01/98)                                       8/98 at 100            Aaa      2,748,982
      3,500,000     Upper Merion Area School District, General
                         Obligation, 6.900%, 9/01/16 (Pre-refunded
                         to 9/01/01)                                                     9/01 at 100             Aa      3,951,570
      3,000,000     Warrington Township Municipal Authority, Water
                         and Sewer, 7.100%, 12/01/21                                    12/99 at 100            Aaa      3,292,710
      5,000,000     West Chester Area School District, General
                         Obligation, 6.700%, 1/15/11 (Pre-refunded
                         to 1/15/01)                                                     1/01 at 100             Aa      5,541,250
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  5,450,000     West View Municipal Authority, 9.500% 11/15/14                      No Opt. Call            Aaa   $  7,869,092
      5,000,000     Westmoreland County General Obligation,
                         6.700%, 8/01/09 (Pre-refunded to 8/01/01)                       8/01 at 100            Aaa      5,600,850
                    Wilkes-Barre General Municipal Authority (College
                         Misericordia), Alternative Minimum Tax:
        645,000          7.750%, 12/01/12                                               12/00 at 100            N/R        712,630
        665,000          7.750%, 12/01/12                                               12/02 at 102            N/R        734,732
   $338,180,000     Total Investments - (cost $323,611,986) - 98.3%                                                    357,860,394
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.4%
   $  1,465,000     Allegheny County Hospital Development Authority
   ============
                         (Presbyterian-University Health System), Variable
                         Rate Demand Bonds, 5.000%, 3/01/18t                                                 VMIG-1      1,465,000
                    Other Assets Less Liabilities - 1.3%                                                                 4,547,972
                    Net Assets - 100%                                                                                 $363,873,366
                                                                                                                      ============
                    NUMBER    MARKET    MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          50           $217,541,596            61%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          12             67,664,984            19
PORTFOLIO OF                                    A+                            A1           3              6,160,636             2
INVESTMENTS                                  A, A-                     A, A2, A3           9             29,010,939             8
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           6             30,312,374             8
TEMPORARY                                Non-rated                     Non-rated           4              7,169,865             2
INVESTMENTS):
TOTAL                                                                                     84           $357,860,394           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2 (NPY)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  6,500,000     Pennsylvania Certificates of Participation,
                         5.250%, 7/01/10                                                 7/03 at 102            Aaa   $  6,521,710
      1,000,000     Pennsylvania General Obligation, 5.300%, 5/01/04                    No Opt. Call            AA-      1,044,090
     10,000,000     Pennsylvania Higher Education Assistance Agency,
                         Student Loan, Alternative Minimum Tax,
                         6.050%, 1/01/19                                                 1/03 at 102            Aaa     10,414,200
     11,500,000     Pennsylvania Higher Education Assistance Agency,
                         Student Loan, 4.625%, 12/01/00                                 No Opt. Call            AAA     11,512,190
                    Pennsylvania Higher Educational Facilities Authority:
      7,000,000          5.700%, 6/15/15                                                 6/03 at 100            Aaa      7,133,840
      1,805,000          7.625%, 7/01/15                                                No Opt. Call            Aaa      2,250,348
      1,840,000     Pennsylvania Higher Educational Facilities Authority
                         (Carnegie Mellon University), 6.000%, 11/01/03                 No Opt. Call            AA-      2,014,763
      5,025,000     Pennsylvania Higher Educational Facilities Authority
                         (University of Pennsylvania), 6.625%, 1/01/17                   1/97 at 100             Aa      5,128,565
      1,250,000     Pennsylvania Higher Educational Facilities Authority
                         (Allegheny College), 6.000%, 11/01/22                          11/03 at 102           BBB+      1,252,175
      4,140,000     Pennsylvania Higher Educational Facilities Authority
                         (Duquesne University), 5.500%, 9/01/20                          9/03 at 102            Aaa      4,156,601
      1,450,000     Pennsylvania Higher Educational Facilities Authority
                         (Drexel University), 6.375%, 5/01/17                            5/03 at 102           BBB+      1,508,798
      4,615,000     Pennsylvania Higher Educational Facilities Authority
                         (Widener University), 5.250%, 7/15/11                           7/03 at 102            AAA      4,590,633
                    Pennsylvania Higher Educational Facilities Authority
                         (Thomas Jefferson University):
      1,000,000          5.300%, 11/01/15                                               11/03 at 102             Aa        994,460
      6,365,000          6.000%, 7/01/19                                                 7/99 at 102             Aa      6,534,118
                    Pennsylvania Housing Finance Agency, Rental
                         Housing (FNMA):
      5,000,000          6.400%, 7/01/12                                                 7/02 at 102            Aaa      5,155,200
      1,500,000          5.750%, 7/01/14                                                 7/03 at 102            Aaa      1,519,710
      9,625,000          5.800%, 7/01/18                                                 7/03 at 102            Aaa      9,715,956
     11,000,000     Pennsylvania Housing Finance Agency, Single
                         Family Mortgage, Alternative Minimum Tax,
                         5.600%, 10/01/25                                               10/03 at 102             Aa     10,494,330
      2,000,000     Pennsylvania Housing Finance Agency, Single Family
                         Mortgage, 5.450%, 10/01/17                                     10/03 at 102             Aa      1,935,500
                    Pennsylvania Industrial Development Authority:
      2,000,000          7,000%, 7/01/06                                                No Opt. Call            Aaa      2,355,200
      1,550,000          7.000%, 1/01/07                                                No Opt. Call            Aaa      1,835,262
      1,000,000          7.000%, 7/01/07                                                No Opt. Call            Aaa      1,191,790
                    Pennsylvania State University:
      2,000,000          6.750%, 7/01/14 (Pre-refunded to 7/01/99)                       7/99 at 102            N/R      2,205,420
      8,850,000          5.500%, 8/15/16                                                 8/02 at 102            AA-      8,918,853
      8,000,000     Pennsylvania Turnpike Commission, 5.500%, 12/01/17                  12/02 at 102            Aaa      8,030,400
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  4,500,000     Allegheny County (Pittsburgh International Airport),
                         Alternative Minimum Tax, 5.625%, 1/01/23                        1/03 at 102            Aaa   $  4,487,580
        750,000     Allegheny County Hospital Development Authority
                         (Rehabilitation Institute of Pittsburgh),
                         7.000%, 6/01/22                                                 6/02 at 102            BBB        774,953
                    Allegheny County Hospital Development Authority
                         (Presbyterian University Health System):
      3,000,000          6.250%, 11/01/23                                               11/02 at 100            Aaa      3,155,310
      5,000,000          6.000%, 11/01/23                                               11/02 at 102            Aaa      5,195,750
      1,625,000     Allegheny County Residential Finance Authority,
                         Single Family Mortgage, Alternative Minimum
                         Tax, 5.625%, 11/01/23                                          11/03 at 102            Aaa      1,559,838
      1,070,000     Allegheny Composite Housing Development
                         Corporation, FHA-Insured Mortgage (Grayson
                          Court Project), 6.100%, 2/01/24                                8/03 at 100             Aa      1,079,619
      1,070,000     Berks County General Obligation, 7.800%, 11/15/05
                         (Pre-refunded to 11/15/98)                                     11/98 at 100            Aaa      1,180,649
      9,065,000     Bethlehem Area School District, General Obligation,
                         5.600%, 9/01/12                                                 3/01 at 100            Aaa      9,248,657
                    Bethlehem Authority Water System:
      3,785,000          6.100%, 11/15/18 (Pre-refunded to 11/15/02)                    11/02 at 100            Aaa      4,172,508
      3,100,000          6.100%, 11/15/21 (Pre-refunded to 11/15/02)                    11/02 at 100            Aaa      3,417,378
      4,345,000     Bucks County Redevelopment Authority (Country
                         Commons Apartments), Alternative Minimum Tax,
                         6.200%, 8/01/14                                                 8/03 at 100              A      4,415,563
      3,000,000     Bucks County Water and Sewer Authority,
                         5.400% 12/01/12                                                12/03 at 100            Aaa      3,031,830
      2,500,000     Delaware County General Obligation,
                         6.000%, 11/15/22                                               11/02 at 100             Aa      2,569,875
                    Delaware County Authority (Crozer-Chester Medical
                         Center):
      1,000,000          6.000%, 12/15/09                                               12/03 at 102           Baa1      1,021,010
      2,100,000          5.300%, 12/15/11                                               12/03 at 102            Aaa      2,111,088
      4,085,000          6.000%, 12/15/20                                               12/03 at 102           Baa1      3,877,686
      1,975,000     Delaware County Industrial Development Authority
                         (Philadelphia Suburban Water Company),
                         6.500%, 6/01/10                                                 6/02 at 102            Aaa      2,173,290
      2,000,000     Delaware River Port Authority, 5.300%, 1/01/10                       1/06 at 102            Aaa      2,020,360
      1,500,000     Fort LeBoeuf School District, General Obligation,
                         5.800%, 1/01/16                                                 1/03 at 100            Aaa      1,538,565
      2,000,000     Governor Mifflin School District, General Obligation,
                         5.400%, 9/15/12                                                 9/03 at 100            Aaa      2,030,180
      3,500,000     Hollidaysburg Sewer Authority, 6.100%, 1/01/23                       1/03 at 100            Aaa      3,648,575
      1,350,000     Lancaster Higher Education Authority (Franklin &
                         Marshall College), 5.700%, 4/15/13                              4/03 at 100            Aaa      1,389,677
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Lehigh County General Purpose Authority (St. Luke's
                         Hospital of Bethlehem):
   $  1,335,000          5.300%, 11/15/05                                               No Opt. Call            Aaa   $  1,391,751
        500,000          5.300%, 11/15/06                                               No Opt. Call            Aaa       517, 265
        500,000          5.300%, 11/15/07                                               No Opt. Call            Aaa        513,315
      1,500,000     Ligonier Valley School District, General Obligation,
                         6.000%, 3/01/23                                                 3/04 at 100            Aaa      1,564,230
      1,805,000     Luzerne County Housing Corporation,
                         6.125%, 7/15/23                                                 7/03 at 100            Aaa      1,832,923
                    Luzerne County Industrial Development Authority
                         (Pennsylvania Gas and Water Company),
                         Alternative Minimum Tax:
      7,350,000          7.200%, 10/01/17                                               10/02 at 102           Baa3      7,788,942
      4,500,000          7.125%, 12/01/22                                               12/02 at 102           Baa3      4,725,090
      2,500,000     Montgomery County Higher Educational and Health
                         Authority (Abington Memorial Hospital),
                         6.000%, 6/01/22                                                 6/03 at 102            Aaa      2,602,950
      2,165,000     Montgomery County Industrial Development
                         Authority (ECRI Project), 6.850%, 6/01/13                       6/03 at 102            N/R      2,256,298
      3,675,000     Montgomery County Industrial Development Authority,
                         Pollution Control (Philadelphia Electric Company),
                         6.700%, 12/01/21                                               12/01 at 102            Aaa      4,057,494
      1,000,000     Montoursville Area School District, General
                         Obligation, 5.750%, 5/01/13                                     5/98 at 100            Aaa      1,011,780
      1,500,000     Nazareth Area School District, General Obligation,
                         5.500%, 11/15/15                                                5/05 at 100            Aaa      1,510,275
      2,000,000     New Morgan Industrial Development Authority,
                         Solid Waste Disposal, Alternative Minimum Tax,
                         6.500%, 4/01/19                                                 4/04 at 102             A2      2,132,500
      5,500,000     Northumberland County Industrial Development
                         Authority (Roaring Creek Water Company),
                         Alternative Minimum Tax, 6.375%, 10/15/23                      10/03 at 102            N/R      5,335,880
      4,830,000     Philadelphia Authority for Industrial Development
                         (PGH Development Corporation), 5.250%, 7/01/17                  7/03 at 102             AA      4,568,262
      4,000,000     Philadelphia Hospital and Higher Educational
                         Facilities Authority (Philadelphia MR Project),
                         5.625%, 8/01/04                                                 8/03 at 102           BBB+      4,033,640
      1,750,000     Philadelphia Hospital and Higher Educational
                         Facilities Authority (Graduate Health System),
                         6.250%, 7/01/13                                                 7/03 at 102           Baa1      1,746,307
      1,005,000     Philadelphia Hospital and Higher Educational
                         Facilities Authority (Community College of
                         Philadelphia), 6.100%, 5/01/10                                  5/04 at 102            Aaa      1,081,470
                    Philadelphia School District, General Obligation:
      5,500,000          5.200%, 7/01/03                                                No Opt. Call            Aaa      5,723,355
      2,000,000          6.250%, 9/01/09                                                No Opt. Call            Aaa      2,229,500
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,000,000     Philadelphia Water and Sewer, 7.500%, 8/01/10
                         (Pre-refunded to 8/01/01)                                       8/01 at 102            AAA   $  1,175,380
                    Philadelphia Water and Wastewater System:
      3,000,000          6.750%, 8/01/05                                                No Opt. Call            Aaa      3,436,500
      2,335,000          5.750%, 6/15/13                                                 6/03 at 102            Aaa      2,414,974
      2,300,000          5.500%, 6/15/14                                                 6/03 at 102            Aaa      2,290,708
      5,000,000          5.000%, 6/15/16                                                 6/03 at 100            Aaa      4,810,900
      1,500,000          5.000%, 6/15/19                                                 6/03 at 100            Aaa      1,429,305
                    Philadelphia Hospital and Higher Educational
                         Facilities Authority (Presbyterian Medical Center
                         of Philadelphia):
      1,000,000          6.500%, 12/01/11                                               12/03 at 102             A-      1,065,080
      3,690,000          6.650%, 12/01/19                                               12/03 at 102             A-      4,440,915
                    Philadelphia Hospitals and Higher Educational
                         Facilities Authority (Children's Hospital of
                         Philadelphia):
      7,250,000          5.375%, 2/15/14                                                 2/03 at 102             Aa      7,117,833
      1,750,000          6.500%, 2/15/21 (Pre-refunded to 2/15/02)                       2/02 at 102            Aaa      1,976,258
     10,000,000     Philadelphia Hospital and Higher Education
                         Facilities Authority (Temple University Hospital),
                         6.625%, 11/15/23                                               11/03 at 102             A-     10,425,800
      6,300,000     Philadelphia Municipal Authority Justice Lease
                         Revenue, 7.125%, 11/15/18 (Pre-refunded
                         to 11/15/01)                                                   11/01 at 102            Aaa      7,327,719
      2,940,000     Philadelphia Municipal Authority, 5.625%, 11/15/18                  11/03 at 102            Aaa      2,970,870
      1,750,000     Pine-Richland School District, General Obligation,
                         6.100%, 9/01/18                                                 9/03 at 100            Aaa      1,836,608
      1,500,000     Pittsburgh School District, General Obligation,
                         5.500%, 9/01/16                                                 9/01 at 101            Aaa      1,498,950
                    Pittsburgh Urban Redevelopment Authority,
                         Alternative Minimum Tax:
        750,000          6.950%, 10/01/10                                                4/04 at 102             A1        802,703
      2,460,000          6.800%, 10/01/25                                                4/03 at 102             A1      2,560,688
                    Pittsburgh Urban Redevelopment Authority:
      1,375,000          6.500%, 4/01/17                                                 4/03 at 102             A1      1,430,055
      2,370,000          5.650%, 10/01/24                                               10/03 at 102             A1      2,285,035
      3,660,000     Rose Tree Media School District, General Obligation,
                         6.700%, 3/15/12 (Pre-refunded to 9/15/01)                       9/01 at 100            Aaa      4,108,204
      2,500,000     Schuylkill Valley School District, General Obligation,
                         5.850%, 4/15/13                                                 4/03 at 100            Aaa      2,599,075
                    South Fork Municipal Authority (Lee Hospital):
      1,850,000          5.500%, 7/01/11                                                 7/03 at 102              A      1,854,736
      3,000,000          5.500%, 7/01/23                                                 7/03 at 102              A      2,816,400
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,340,000     State Public School Building Authority
                         (Northampton County Area Community College),
                         5.850%, 3/15/15                                                 3/03 at 100            Aaa   $  3,469,893
      2,345,000     Swissvale Housing Development Corporation,
                         6.100%, 7/01/22                                                 7/03 at 100             Aa      2,363,221
      5,360,000     University of Pittsburgh, 6.125%, 6/01/21                            6/02 at 102            Aaa      5,644,025
      4,000,000     Wallenpaupack Area School District, General
                         Obligation, 5.500%, 4/01/11                                     4/01 at 100            Aaa      4,066,160
      3,000,000     Washington County Hospital Authority (The
                         Washington Hospital), 5.625%, 7/01/23                           7/03 at 102            Aaa      3,021,930
      1,650,000     West View Municipal Authority, 9.500%, 11/15/14                     No Opt. Call            Aaa      2,382,385
      1,740,000     Wilkes-Barre General Municipal Authority (College
                         Misericordia), Alternative Minimum Tax,
                         7.750%, 12/01/12                                               12/02 at 102            N/R      1,922,456
   $323,965,000     Total Investments - (cost $323,929,791) - 97.8%                                                    334,682,046
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.0%
   $  3,400,000     Schuylkill County Industrial Development Authority,
   ============
                         Resource Recovery (Northeastern Power Co.
                         Project), Variable Rate Demand Bonds,
                         5.900%, 12/01/11t                                                                      A-1      3,400,000
                    Other Assets Less Liabilities - 1.2%                                                                 4,016,930
                    Net Assets - 100%                                                                                 $342,098,976
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          60           $207,240,427            62%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          13             54,763,489            16
PORTFOLIO OF                                    A+                            A1           4              7,078,481             2
INVESTMENTS                                  A, A-                     A, A2, A3           7             27,150,994             8
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           9             26,728,601             8
TEMPORARY                                Non-rated                     Non-rated           4             11,720,054             4
INVESTMENTS):
TOTAL                                                                                     97           $334,682,046           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                   NQJ              NNJ            NQP            NPY
ASSETS
Investments in municipal securities, at market
   value (note 1)                                             $422,183,690     $257,299,616   $357,860,394   $334,682,046
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                        5,600,000        7,500,000      1,465,000      3,400,000
Cash                                                               174,555          561,805        180,297         58,766
Receivables:
   Interest                                                      8,008,203        4,407,630      6,614,962      5,364,942
   Investments sold                                              2,249,100          350,000        --              15,000
Other assets                                                        34,157           40,036         26,303         58,648
                                                              ------------     ------------   ------------   ------------
     Total assets                                              438,249,705      270,159,087    366,146,956    343,579,402
                                                              ------------     ------------   ------------   ------------
LIABILITIES
Payable for investments purchased                                3,561,790          --             --             --
Accrued expenses:
   Management fees (note 6)                                        232,369          145,652        196,164        184,162
   Other                                                           153,550          197,043        189,712        191,604
Preferred share dividends payable                                   60,984           32,098         41,254         73,200
Common share dividends payable                                   1,518,508          800,450      1,768,230      1,031,460
Capital gains distribution payable                                 --               --              78,230        --
                                                              ------------     ------------   ------------   ------------
     Total liabilities                                           5,527,201        1,175,243      2,273,590      1,480,426
                                                              ------------     ------------   ------------   ------------
Net assets (note 7)                                           $432,722,504     $268,983,844   $363,873,366   $342,098,976
                                                              ============     ============   ============   ============
Preferred shares, at liquidation value                        $130,000,000     $ 91,600,000   $110,000,000   $118,100,000
                                                              ============     ============   ============   ============
Preferred shares outstanding                                         5,200            3,664          4,400          4,724
                                                              ============     ============   ============   ============
Common shares outstanding                                       19,344,042       11,858,499     15,555,679     15,747,463
                                                              ============     ============   ============   ============
Net asset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)               $      15.65     $      14.96   $      16.32   $      14.22
                                                              ============     ============   ============   ============
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended December 31, 1995
(Unaudited)
                                                                          NQJ            NNJ            NQP            NPY
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                   $13,041,044    $ 7,582,141    $11,398,737    $ 9,641,914
                                                                      -----------    -----------    -----------    -----------
Expenses:
   Management fees (note 6)                                             1,360,095        846,129      1,151,822      1,067,496
   Preferred shares--auction fees                                         163,687        115,337        138,504        148,703
   Preferred shares--dividend disbursing agent fees                        15,124         22,665         15,110         22,686
   Shareholders' servicing agent fees and expenses                         32,267         42,239         45,370         56,975
   Custodian's fees and expenses                                           31,167         38,830         34,502         33,759
   Directors'/Trustees' fees and expenses (note 6)                          1,141            984          1,480          1,728
   Professional fees                                                        4,247          9,372         15,847         19,862
   Shareholders' reports--printing and mailing expenses                    60,546         30,101         39,021         17,895
   Stock exchange listing fees                                             17,653          9,519          8,932          7,729
   Investor relations expense                                              20,190         12,831         12,009         10,522
   Other expenses                                                          16,097         20,905         13,081         13,509
                                                                      -----------    -----------    -----------    -----------
     Total expenses                                                     1,722,214      1,148,912      1,475,678      1,400,864
                                                                      -----------    -----------    -----------    -----------
       Net investment income                                           11,318,830      6,433,229      9,923,059      8,241,050
                                                                      -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                           (141,585)        93,749        475,346         18,821
Net change in unrealized appreciation or depreciation
   of investments                                                      11,777,479     11,613,923      7,582,144     15,522,893
                                                                      -----------    -----------    -----------    -----------
       Net gain from investments                                       11,635,894     11,707,672      8,057,490     15,541,714
                                                                      -----------    -----------    -----------    -----------
Net increase in net assets from operations                            $22,954,724    $18,140,901    $17,980,549    $23,782,764
                                                                      ===========    ===========    ===========    ===========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                             NQJ                           NNJ
                                                               6 months ended   Year ended   6 months ended   Year ended
                                                                  12/31/95        6/30/95       12/31/95        6/30/95
OPERATIONS
Net investment income                                           $ 11,318,830   $ 18,463,529   $  6,433,229   $  8,563,601
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                      (141,585)        10,875         93,749     (1,062,514)
Net change in unrealized appreciation or depreciation
   of investments                                                 11,777,479     11,002,142     11,613,923      7,717,615
                                                                ------------   ------------   ------------   ------------
     Net increase in net assets from operations                   22,954,724     29,476,546     18,140,901     15,218,702
                                                                ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                          (9,157,825)   (15,185,945)    (4,802,670)    (6,272,466)
     Preferred shareholders                                       (2,315,943)    (3,677,673)    (1,605,177)    (2,235,019)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                             --            (245,839)       --             (71,491)
     Preferred shareholders                                          --             (31,040)       --             (16,688)
                                                                ------------   ------------   ------------   ------------
Decrease in net assets from distributions to shareholders        (11,473,768)   (19,140,497)    (6,407,847)    (8,595,664)
                                                                ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of
   NUJ (note 1)                                                      --         150,384,883        --             --
Net proceeds from shares issued in acquisition of
   NJP and NJU (note 1)                                              --             --             --         137,170,244
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions
   from net investment income and from net realized
   gains from investment transactions                                297,982        504,967        --             --
                                                                ------------   ------------   ------------   ------------
   Net increase in net assets derived from capital
     share transactions                                              297,982    150,889,850        --         137,170,244
                                                                ------------   ------------   ------------   ------------
     Net increase in net assets                                   11,778,938    161,225,899     11,733,054    143,793,282
Net assets at beginning of period                                420,943,566    259,717,667    257,250,790    113,457,508
                                                                ------------   ------------   ------------   ------------
Net assets at end of period                                     $432,722,504   $420,943,566   $268,983,844   $257,250,790
                                                                ============   ============   ============   ============
Balance of undistributed net investment income at
   end of period                                                $    606,015   $    760,953   $    535,914   $    510,564
                                                                ============   ============   ============   ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                     NQP            NPY
                                                               6 months ended   Year ended   6 months ended   Year ended
                                                                  12/31/95        6/30/95       12/31/95        6/30/95
OPERATIONS
Net investment income                                           $  9,923,059   $ 15,140,351   $  8,241,050   $ 10,927,863
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                       475,346        337,814         18,821       (437,728)
Net change in unrealized appreciation or depreciation
   of investments                                                  7,582,144     10,175,559     15,522,893     11,453,910
                                                                ------------   ------------   ------------   ------------
     Net increase in net assets from operations                   17,980,549     25,653,724     23,782,764     21,944,045
                                                                ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                          (8,200,501)   (12,146,828)    (6,236,027)    (8,077,846)
     Preferred shareholders                                       (2,008,874)    (3,068,414)    (2,218,555)    (2,951,304)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                            (473,871)       --             --             --
     Preferred shareholders                                         (132,928)       --             --             --
                                                                ------------   ------------   ------------   ------------
Decrease in net assets from distributions to shareholders        (10,816,174)   (15,215,242)    (8,454,582)   (11,029,150)
                                                                ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of
   NUP (note 1)                                                      --         152,750,727        --            --
Net proceeds from shares issued in acquisition of
   NPA and NAP (note 1)                                              --             --             --         176,762,321
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions
   from net investment income and from net realized
   gains from investment transactions                                877,997        923,694        --              40,956
                                                                ------------   ------------   ------------   ------------
   Net increase in net assets derived from capital
     share transactions                                              877,997    153,674,421        --         176,803,277
                                                                ------------   ------------   ------------   ------------
     Net increase in net assets                                    8,042,372    164,112,903     15,328,182    187,718,172
Net assets at beginning of period                                355,830,994    191,718,091    326,770,794    139,052,622
                                                                ------------   ------------   ------------   ------------
Net assets at end of period                                     $363,873,366   $355,830,994   $342,098,976   $326,770,794
                                                                ============   ============   ============   ============
Balance of undistributed net investment income at
   end of period                                                $    545,871   $    832,187   $    283,521   $    497,032
                                                                ============   ============   ============   ============
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At December 31, 1995, the state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) and Nuveen Pennsylvania Premium Income Municipal Fund 2
(NPY).

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On January 10, 1995, NQJ acquired all of the net assets of NUJ pursuant to a plan of reorganization approved by the shareholders of the Funds on December 22, 1994. The acquisition was accomplished by a tax-free exchange of 7,093,734 shares of NQJ for the 7,251,162 shares of NUJ outstanding on January 10, 1995. NUJ's net assets at that date of $150,384,883 included $214,743 of unrealized depreciation and $50,000,000 of preferred shares at liquidation value which was combined with that of NQJ. The combined net assets of NQJ immediately after the acquisition were $403,464,971.

On February 6, 1995, NNJ acquired all of the net assets of NJP and NJU pursuant to a plan of reorganization approved by the shareholders of the Funds on January 13, 1995. The acquisition was accomplished by a tax-free exchange of 6,401,176 shares of NNJ for the 4,857,358 shares of NJP and the 2,084,643 shares of NJU outstanding on February 6, 1995. NJP's and NJU's net assets at that date of $96,377,670 and $40,792,574, respectively, included unrealized depreciation of $4,881,709 and $1,282,356, respectively, as well as $36,000,000 and $15,600,000 of preferred shares at liquidation value, respectively, which were combined with that of NNJ. The combined net assets of NNJ immediately after the acquisition were $250,123,139.

On January 9, 1995, NQP acquired all of the net assets of NUP pursuant to a plan of reorganization approved by the shareholders of the Funds on December 22, 1994. The acquisition was accomplished by a tax-free exchange of 6,940,191 shares of NQP for the 7,142,414 shares of NUP outstanding on January 9, 1995. NUP's net assets at that date of $152,750,727 included $3,801,585 of unrealized appreciation and $50,000,000 of preferred shares at liquidation value which was combined with that of NQP. The combined net assets of NQP immediately after the acquisition were $338,903,055.

On February 7, 1995, NPY acquired all of the net assets of NPA and NAP pursuant to a plan of reorganization approved by the shareholders of the Funds on January 13, 1995. The acquisition was accomplished by a tax-free exchange of 8,799,348 shares of NPY for the 5,803,736 shares of NPA and the 2,820,654 shares of NAP outstanding on February 7, 1995. NPA's and NAP's net assets at that date of $121,701,228 and $55,061,093, respectively, included unrealized depreciation of $3,152,366 and $3,900,897, respectively, as well as $45,000,000 and $21,100,000 of preferred shares at liquidation value, respectively, which were combined with that of NPY. The combined net assets of NPY immediately after the acquisition were $316,143,201.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At December 31, 1995, NQJ had outstanding purchase commitments of $3,561,790. There were no such purchase commitments in any of the other Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.01 per Common share. Furthermore, each New Jersey Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New Jersey state income taxes, to retain such tax exempt status when distributed to the shareholders of the New Jersey Funds. Each Pennsylvania Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal, Pennsylvania Personal Income and the Philadelphia School District Investment Income taxes, to retain such tax exempt status when distributed to shareholders of the Pennsylvania Funds. Capital gain distributions are subject to federal taxation and may be subject to state and local taxation.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the
Auction Agent. The number of shares outstanding by Series and in total, at
December 31, 1995, for each Fund is as follows:
                                                                          NQJ            NNJ            NQP            NPY
Number of shares:
   Series M                                                              3,200           --             --              844
   Series T                                                               --              624           --             --
   Series W                                                               --            1,440          2,400           --
   Series Th                                                             2,000          1,600          2,000          2,080
   Series F                                                               --             --             --            1,800
                                                                         -----          -----          -----          -----
Total                                                                    5,200          3,664          4,400          4,724
                                                                         =====          =====          =====          =====

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards No. 119 Disclosure about
Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended
December 31, 1995.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:
                                                                             NQJ                          NNJ
                                                               6 months ended   Year ended  6 months ended   Year ended
                                                                  12/31/95        6/30/95      12/31/95        6/30/95
Common shares:
Shares issued in acquisition of NUJ (see note 1)                     --          7,093,734        --             --
Shares issued in acquisition of NJP and NJU
   (see note 1)                                                      --             --            --          6,401,176
Shares issued to shareholders due to reinvestment
   of distributions from net investment income and
   from net realized gains from investment
   transactions                                                    19,540           33,541        --             --
                                                                   ------        ---------       -----        ---------
Net increase                                                       19,540        7,127,275        --          6,401,176
                                                                   ======        =========       =====        =========
Preferred shares acquired from NUJ (see note 1)                      --              2,000        --             --
Preferred shares acquired from NJP and NJU
   (see note 1)                                                      --             --            --              2,064
                                                                   ======        =========       =====        =========
                                                                             NQP                          NPY
                                                               6 months ended   Year ended  6 months ended   Year ended
                                                                  12/31/95        6/30/95      12/31/95        6/30/95
Common shares:
Shares issued in acquisition of NUP (see note 1)                     --          6,940,191        --             --
Shares issued in acquisition of NPA and NAP
   (see note 1)                                                      --             --            --          8,799,348
Shares issued to shareholders due to reinvestment
   of distributions from net investment income and
   from net realized gains from investment
   transactions                                                    53,905           58,618        --              3,244
                                                                   ------        ---------       -----        ---------
Net increase                                                       53,905        6,998,809        --          8,802,592
                                                                   ======        =========       =====        =========
Preferred shares acquired from NUP (see note 1)                      --            2,000          --             --
Preferred shares acquired from NPA and NAP
   (see note 1)                                                      --             --            --              2,644
                                                                   ======        =========       =====        =========

3. SECURITIES TRANSACTIONS
Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended
December 31, 1995, were as follows:
                                                                          NQJ            NNJ            NQP            NPY
PURCHASES
Investments in municipal securities                                   $53,293,908    $55,514,677    $24,575,186    $33,273,683
Temporary municipal investments                                        30,300,000     28,700,000     21,965,000     19,600,000
SALES AND MATURITIES
Investments in municipal securities                                    48,172,538     60,988,099     20,084,973     29,705,777
Temporary municipal investments                                        27,750,000     23,550,000     26,196,000     23,200,000
                                                                      ===========    ===========    ===========    ===========
At December 31, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At June 30, 1995, the Funds' last fiscal year end, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:
                                                                         NQJ*           NNJ**          NPYt
Expiration year:
   2001                                                                 $  --        $    1,784     $    1,545
   2002                                                                  40,744       4,076,151      1,489,452
   2003                                                                   --            129,409        669,824
                                                                        -------      ----------     ----------
Total                                                                   $40,744      $4,207,344     $2,160,821
                                                                        =======      ==========     ==========

* Due to the acquisition of NUJ and NQJ (note 1), NUJ had net realized losses from investment transactions of $40,744 which were carried forward by NQJ, as permitted under applicable tax regulations.
** Due to the acquisition of NJP and NJU by NNJ (note 1), NJP and NJU had net realized losses from investment transactions of $1,927,140 and $2,150,795, respectively, which were carried forward by NNJ as permitted under applicable tax regulations.
t Due to the acquisition of NPA and NAP by NPY (note 1), NPA and NAP had net realized losses from investment transactions of $475,357 and $996,407, respectively, which were carried forward by NPY, as permitted under applicable tax regulations.

4. Distributions to COMMON Shareholders
On January 2, 1996, the Funds declared Common share dividend distributions from their ordinary income which were paid February 1, 1996, to shareholders of record on January 15, 1996, as follows:
                                                                          NQJ            NNJ            NQP            NPY
Dividend per share                                                      $.0785         $.0675         $.0880         $.0655
                                                                        ======         ======         ======         ======

5. Unrealized Appreciation (Depreciation)
     Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1995, were as follows:


                                                                     NQJ            NNJ            NQP            NPY
Gross unrealized:
   Appreciation                                                  $30,786,416    $10,717,652    $34,248,408    $11,804,079
   Depreciation                                                    (8,359)       (149,042)         --          (1,051,824)
                                                                 -----------    -----------    -----------    -----------
Net unrealized appreciation                                      $30,778,057    $10,568,610    $34,248,408    $10,752,255
                                                                 ===========    ===========    ===========    ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
(the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each
Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value                                       Management fee
For the first $125,000,000                                              .65 of 1%
For the next $125,000,000                                             .6375 of 1
For the next $250,000,000                                              .625 of 1
For the next $500,000,000                                             .6125 of 1
For the next $1,000,000,000                                              .6 of 1
For net assets over $2,000,000,000                                    .5875 of 1
The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/Trustees who are affiliated with the
Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. Composition of Net Assets
At December 31, 1995, net assets consisted of:
                                                                     NQJ           NNJ             NQP            NPY
Preferred shares, $25,000 stated value per share,
   at liquidation value                                        $130,000,000   $ 91,600,000   $110,000,000    $118,100,000
Common shares, $.01 par value per share                             193,440        118,585        155,557         157,475
Paid-in surplus                                                 271,327,321    170,274,330    218,893,917     215,278,351
Balance of undistributed net investment income                      606,015        535,914        545,871         283,521
Accumulated net realized gain (loss) from investment
   transactions                                                    (182,329)    (4,113,595)        29,613     (2,472,626)
Net unrealized appreciation or depreciation of
   investments                                                   30,778,057     10,568,610     34,248,408      10,752,255
                                                               ------------   ------------   ------------    ------------
     Net assets                                                $432,722,504   $268,983,844   $363,873,366    $342,098,976
                                                               ============   ============   ============    ============
Authorized shares:
   Common                                                       200,000,000    200,000,000      Unlimited       Unlimited
   Preferred                                                      1,000,000      1,000,000      Unlimited       Unlimited
                                                               ============   ============   ============    ============

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At December 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NQJ            NNJ            NQP            NPY
Revenue Bonds:
   Educational Facilities                                                  3%             7%            13%            23%
   Health Care Facilities                                                 12              9             12             17
   Transportation                                                          8             17              6              4
   Housing Facilities                                                     14              8              9             14
   Pollution Control Facilities                                           12             11             10             10
   Lease Rental Facilities                                                 8              9             --              3
   Water / Sewer Facilities                                                5              5              3              6
   Electric Utilities                                                      2              1             --             --
   Other                                                                   6             11              4             --
General Obligation Bonds                                                  18             14              4             13
Escrowed Bonds                                                            12              8             39             10
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====

Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (47% for NQJ, 46% for NNJ, 69% for NQP and 52% for NPY). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)
selected data for a common share outstanding throughout each period is as follows:
                                           Operating performance     Divdends from net investment income
                                                             Net
                                                      realized &
                                                      unrealized
                             Net asset        Net    gain (loss)
                                 value    invest-           from                  To                  To
                             beginning       ment        invest-              Common           Preferred
                             of period     income        mentstt        shareholders       shareholderst
NQJ
6 mos. ended
   12/31/95                    $15.060     $ .585       $  .599             $ (.474)             $(.120)
Year ended 6/30,
   1995                         14.730      1.200          .396              (1.007)              (.237)
   1994                         15.880      1.198        (1.061)             (1.074)              (.141)
   1993                         14.820      1.209         1.045               (.997)              (.169)
8 mos. ended
   6/30/92                      14.320       .824          .451               (.620)              (.155)
2/21/91 to
   10/31/91                     14.050       .614          .447               (.490)              (.116)
NNJ
6 mos. ended
   12/31/95                     13.970       .542          .988               (.405)              (.135)
Year ended
   6/30/95                      13.460      1.063          .549               (.805)              (.282)
11 mos. ended
   6/30/94                      14.520       .941        (1.120)              (.713)              (.168)
12/17/92 to
   7/31/93                      14.050       .397          .674               (.335)              (.055)
                                    Distributions from capital gains
                                                                                                 Per
                                                           Organiza-                          Common
                                                            tion and                           share
                                                      offering costs                          market
                               To               To     and Preferred      Net asset            value
                           Common        Preferred      underwriting      value end           end of
                     shareholders    shareholderst         discounts      of period           period
NQJ
6 mos. ended
   12/31/95               $   --           $   --            $   --         $15.650          $15.625
Year ended 6/30,
   1995                    (.020)           (.002)               --          15.060           14.625
   1994                    (.062)           (.010)               --          14.730           15.250
   1993                    (.023)           (.005)               --          15.880           17.125
8 mos. ended
   6/30/92                    --               --                --          14.820           15.375
2/21/91 to
   10/31/91                   --               --             (.185)         14.320           15.500
NNJ
6 mos. ended
   12/31/95                   --               --                --          14.960           13.250
Year ended
   6/30/95                 (.013)           (.002)               --          13.970           13.250
11 mos. ended
   6/30/94                    --               --                --          13.460           12.375
12/17/92 to
   7/31/93                    --               --             (.211)         14.520           15.000
                                                                                Ratios/Supplemental data
                              Total
                            invest-                                                Ratio of
                               ment                                                     net
                             return         Total   Net assets        Ratio of   investment
                                 on     return on       end of        expenses       income    Portfolio
                             market     net asset   period (in      to average   to average     turnover
                            value**       value**   thousands)     net assets@  net assets@         rate
NQJ
6 mos. ended
   12/31/95                  10.22%         7.18%     $432,723           .80%*       5.28%*          12%
Year ended 6/30,
   1995                       3.03          9.71       420,944           .85         5.57            13
   1994                      (4.63)         (.27)      259,718           .82         5.39             5
   1993                      18.71         14.57       270,878           .83         5.53            12
8 mos. ended
   6/30/92                    3.29          8.03       255,602           .76*        5.84*            6
2/21/91 to
   10/31/91                   6.61          5.52       248,154           .76*        5.06*            1
NNJ
6 mos. ended
   12/31/95                   3.14         10.14       268,984           .87*        4.87*           22
Year ended
   6/30/95                   14.60         10.39       257,251           .94         5.08            15
11 mos. ended
   6/30/94                  (13.16)        (2.61)      113,458           .92*        4.75*           12
12/17/92 to
   7/31/93                    2.27          5.78       118,885           .97*        3.75*            5

See notes on page 54.

FINANCIAL HIGHLIGHTS
(Unaudited)
selected data for a common share outstanding throughout each period is as follows:
                                       Operating performance    Dividends from net investment income
                                                         Net
                                                  realized &
                                                  unrealized
                           Net asset       Net   gain (loss)
                               value   invest-          from                  To                  To
                           beginning      ment       invest-              Common           Preferred
                           of period    income       mentstt        shareholders       shareholderst
NQP
6 mos. ended
   12/31/95                  $15.860    $ .639      $  .518             $ (.528)             $(.129)
Year ended 6/30,
   1995                       15.490     1.289         .409              (1.066)              (.262)
   1994                       16.420     1.298        (.863)             (1.157)              (.162)
   1993                       15.140     1.309        1.276              (1.124)              (.181)
8 mos. ended
   6/30/92                    14.600      .882         .492               (.664)              (.170)
2/21/91 to
   10/31/91                   14.050      .682         .706               (.498)              (.123)
NPY
6 mos. ended
   12/31/95                   13.250      .523         .984               (.396)              (.141)
Year ended 6/30,
   1995                       12.530     1.053         .761               (.808)              (.286)
   1994                       14.350      .995       (1.708)              (.790)              (.179)
3/18/93 to
   6/30/93                    14.050      .111         .308               (.065)                 --
                                          Distributions from capital gains
                                                                                                 Per
                                                                 Organiza-                    Common
                                                                  tion and                     share
                                                            offering costs                    market
                                      To              To     and Preferred   Net asset         value
                                  Common       Preferred      underwriting   value end        end of
                            shareholders   shareholderst         discounts   of period        period
NQP
6 mos. ended
   12/31/95                      $(.031)         $(.009)            $  --      $16.320       $17.125
Year ended 6/30,
   1995                              --              --                --       15.860        15.500
   1994                           (.040)          (.006)               --       15.490        16.250
   1993                              --              --                --       16.420        17.500
8 mos. ended
   6/30/92                           --              --                --       15.140        15.750
2/21/91 to
   10/31/91                          --              --             (.217)      14.600        15.500
NPY
6 mos. ended
   12/31/95                          --              --                --       14.220        12.375
Year ended 6/30,
   1995                              --              --                --       13.250        12.875
   1994                              --              --             (.138)      12.530        12.375
3/18/93 to
   6/30/93                           --              --             (.054)      14.350        14.625
                                                                         Ratio/Supplemental data
                              Total
                            invest-                                                     Ratio of
                               ment                                                          net
                             return           Total    Net assets      Ratio of       investment
                                 on       return on        end of      expenses           income   Portfolio
                             market       net asset    period (in    to average       to average    turnover
                            value**         value**    thousands)   net assets@      net assets@        rate
NQP
6 mos. ended
   12/31/95                  14.33%           6.53%      $363,873         .81%*           5.48%*          6%
Year ended 6/30,
   1995                       2.32            9.77        355,831         .87             5.70            9
   1994                       (.39)           1.23        191,718         .84             5.54            3
   1993                      18.83           16.50        197,920         .86             5.73            2
8 mos. ended
   6/30/92                    5.97            8.48        185,576         .78*            6.04*          --
2/21/91 to
   10/31/91                   6.71            7.61        180,203         .81*            5.50*          --
NPY
6 mos. ended
   12/31/95                   (.73)          10.48        342,099         .84*            4.92*           9
Year ended 6/30,
   1995                      11.50           12.87        326,771         .92             5.20            5
   1994                     (10.29)          (7.60)       139,053         .90             4.70           11
3/18/93 to
   6/30/93                   (2.08)           2.60         99,561         .92*            2.99*          --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
t The amounts shown are based on Common share equivalents.
tt Net of taxes, if applicable (see note 1).
@ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

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